UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/18

Item 1. Schedule of Investments.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2018 (unaudited)
Franklin Floating Rate Master Series
		Shares/		% of Net
	Country	Units	Value	Assets
Common Stocks and Other Equity Interests
Diversified Support Services
[a,b,c,d] Remington Outdoor Co. Inc	United States	870,865	$11,274,785	0.61
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	81,987	—	0.00
			11,274,785	0.61
Forest Products
[a,b,c,d] Appvion Inc	United States	519,107	5,310,971	0.28
Oil & Gas Exploration & Production
[a] Samson Resources II LLC.	United States	155,501	3,724,249	0.20
Total Common Stocks and Other Equity Interests
(Cost $49,304,337)			20,310,005	1.09

Management Investment Companies
Other Diversified Financial Services
[e] Franklin Liberty Senior Loan ETF	United States	298,000	7,500,660	0.41
[e] Franklin Lower Tier Floating Rate Fund.	United States	3,405,364	32,589,334	1.75
[e] Franklin Middle Tier Floating Rate Fund	United States	3,457,562	32,501,078	1.75
Total Management Investment Companies
(Cost $76,725,825)			72,591,072	3.91

		Principal
		Amount*
Corporate Bonds (Cost $8,744,170)
Industrial Machinery
[f] Onsite Rental Group Operations Pty. Ltd., secured note, PIK,
6.10%, 10/26/23	Australia	$10,100,685	7,828,031	0.42

[g] Senior Floating Rate Interests
Aerospace & Defense
Delos Finance S.A.R.L. (AerCap), New Loans, 4.136%, (3-month
USD LIBOR + 1.75%), 10/06/23	Luxembourg	32,284,435	32,370,925	1.74
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 10.636%, (3-month USD LIBOR +
8.25%), 10/09/20	United States	6,096,324	5,166,635	0.28
Term B Loans, 5.886%, (3-month USD LIBOR + 3.50%),
4/09/20	United States	14,832,481	13,780,294	0.74
Flying Fortress Holdings LLC (ILFC), New Loan, 4.136%,
(3-month USD LIBOR + 1.75%), 10/30/22	United States	18,210,912	18,292,205	0.99
			69,610,059	3.75
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.477%,
(3-month USD LIBOR + 7.00%), 7/19/21	United States	1,552,184	1,560,915	0.08
Air Freight & Logistics
[h] XPO Logistics Inc., Refinanced Term Loan, 4.509%, (3-month
USD LIBOR + 2.00%), 2/24/25.	United States	5,000,000	5,018,055	0.27

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Airlines
Air Canada, Term Loan, 4.295%, (1-month USD LIBOR + 2.00%),
10/06/23	Canada	$16,901,801	$16,958,134	0.91
American Airlines Inc.,
2018 Replacement Term Loans, 4.045%, (1-month USD
LIBOR + 1.75%), 6/27/25	United States	9,556,691	9,373,766	0.50
2021 Replacement Term Loans, 4.277%, (3-month USD
LIBOR + 2.00%), 10/10/21	United States	2,688,305	2,687,886	0.15
			29,019,786	1.56
Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 6.813%,
(1-month USD LIBOR + 4.50%), 8/21/22	United States	42,797,160	41,630,938	2.24
Application Software
TIBCO Software Inc., Term B-1 Loans, 5.80%, (1-month USD
LIBOR + 3.50%), 12/04/20.	United States	7,069,588	7,082,843	0.38
Auto Parts & Equipment
Allison Transmission Inc., New Term Loans, 4.04%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	14,528,482	14,619,285	0.79
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 4.54%, (1-month USD LIBOR +
2.25%), 4/06/24	United States	1,149,313	1,149,313	0.06
Tranche B Term Loan, 4.74%, (3-month USD LIBOR +
2.25%), 4/06/24	United States	780,575	780,575	0.04
TI Group Automotive Systems LLC, Initial US Term Loan, 4.802%,
(1-month USD LIBOR + 2.50%), 6/30/22	United States	16,310,481	16,249,317	0.88
			32,798,490	1.77
Broadcasting
Gray Television Inc., Term B-2 Loan, 4.515%, (1-month USD
LIBOR + 2.25%), 2/07/24	United States	15,704,652	15,730,832	0.85
[h,i] Mission Broadcasting Inc., Term B-3 Loan, TBD, 1/17/24	United States	735,891	736,504	0.04
[h,i] Nexstar Broadcasting Inc.,
Term A-4 Loan, TBD, 10/26/23	United States	8,752,512	8,759,803	0.47
Term B-3 Loan, TBD, 7/17/24	United States	4,600,236	4,604,068	0.25
[h] Sinclair Television Group Inc., Tranche B Term Loans, 4.56%,
(1-month USD LIBOR + 2.25%), 1/03/24	United States	20,392,138	20,404,883	1.10
[h,i] WXXA-TV LLC and WLAJ-TV LLC,
Term A-4 Loan, TBD, 10/26/23	United States	242,243	241,940	0.01
			50,478,030	2.72
Building Products
[h,i] Resideo Technologies Inc.,
senior secured note, Term Loan, TBD, 10/25/25	United States	853,853	858,122	0.05
Tranche A Term Loan, TBD, 10/25/23.	United States	8,600,000	8,621,500	0.46
			9,479,622	0.51

|2

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Cable & Satellite
Charter Communications Operating LLC, Term B Loan, 4.31%,
(1-month USD LIBOR + 2.00%), 4/30/25	United States	$18,904,762	$18,927,259	1.02
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.53%,
(1-month USD LIBOR + 2.25%), 7/17/25	United States	20,671,912	20,594,144	1.11
Mediacom Illinois LLC, Tranche N Term Loan, 3.97%, (1-week
USD LIBOR + 1.75%), 2/15/24.	United States	4,752,910	4,754,393	0.25
			44,275,796	2.38
Casinos & Gaming
Aristocrat Technologies Inc., Term B-3 Loans, 4.219%, (3-month
USD LIBOR + 1.75%), 10/19/24	United States	8,663,213	8,643,028	0.46
Boyd Gaming Corp.,
Refinancing Term B Loans, 4.467%, (1-week USD LIBOR +
2.25%), 9/15/23	United States	7,994,008	8,014,704	0.43
Term A Loan, 4.467%, (1-week USD LIBOR + 2.25%),
9/15/21	United States	2,152,643	2,156,680	0.12
Caesars Resort Collection LLC/CRC Finco Inc., Term B Loans,
5.052%, (1-month USD LIBOR + 2.75%), 12/22/24.	United States	6,318,170	6,328,324	0.34
[h] CEOC LLC, Term B Loans, 4.302%, (1-month USD LIBOR +
2.00%), 10/06/24	United States	4,587,708	4,570,504	0.25
Eldorado Resorts Inc., Initial Term Loan, 4.563%, (1-month USD
LIBOR + 2.25%), 4/17/24	United States	6,199,486	6,214,985	0.33
Greektown Holdings LLC, Initial Term Loan, 5.052%, (1-month
USD LIBOR + 2.75%), 4/25/24.	United States	8,346,541	8,343,060	0.45
Kingpin Intermediate Holdings LLC, Amendment No. 2 Term
Loans, 5.81%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,584,000	1,591,920	0.09
Las Vegas Sands LLC, Term B Loans, 4.052%, (1-month USD
LIBOR + 1.75%), 3/27/25	United States	10,043,351	10,021,094	0.54
[h] Station Casinos LLC, Term B Facility Loans, 4.81%, (1-month
USD LIBOR + 2.50%), 6/08/23.	United States	5,974,226	5,978,228	0.32
			61,862,527	3.33
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.052%, (1-month USD LIBOR +
5.75%), 8/14/20	United States	17,450,287	17,086,745	0.92
Second Lien Initial Term Loan, 13.052%, (1-month USD
LIBOR + 10.75%), 2/16/21	United States	2,232,389	2,143,094	0.12
Foresight Energy LLC, Term Loans, 8.277%, (3-month USD
LIBOR + 5.75%), 3/28/22	United States	26,556,008	26,661,117	1.43
			45,890,956	2.47
Commodity Chemicals
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.302%,
(1-month USD LIBOR + 2.00%), 3/31/24	United States	11,592,169	11,600,214	0.62
Communications Equipment
Ciena Corp., senior secured note, 2018 Term Loan, 4.28%,
(1-month USD LIBOR + 2.00%), 9/28/25	United States	7,683,696	7,705,302	0.42
CommScope Inc., Tranche 5 Term Loans, 4.302%, (1-month USD
LIBOR + 2.00%), 12/29/22.	United States	4,898,659	4,917,030	0.26
			12,622,332	0.68

|3

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets
[g] Senior Floating Rate Interests (continued)
Construction & Engineering
AECOM, Term B Loans, 4.052%, (1-month USD LIBOR + 1.75%),
3/13/25	United States	$7,822,766	$7,843,535	0.42
Data Processing & Outsourced Services
Iron Mountain Information Management LLC, Term B Loan,
4.052%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	4,601,359	4,543,842	0.25
[h] Wex Inc., Term B-2 Loan, 4.552%, (1-month USD LIBOR +
2.25%), 7/01/23	United States	10,777,236	10,808,986	0.58
			15,352,828	0.83
Diversified Chemicals
Chemours Co., Tranche B-2 US$ Term Loan, 4.05%, (1-month
USD LIBOR + 1.75%), 4/03/25.	United States	8,798,531	8,760,038	0.47
[h] Univar USA Inc., Term B-3 Loans, 4.552%, (1-month USD LIBOR
+ 2.25%), 7/01/24	United States	4,040,334	4,043,279	0.22
			12,803,317	0.69
Diversified Support Services
[h,i] United Rentals North America Inc., Initial Term Loans, TBD,
10/30/25	United States	1,358,790	1,366,434	0.07
Ventia Pty. Ltd., Term B Loans (USD), 5.886%, (3-month USD
LIBOR + 3.50%), 5/21/22	Australia	4,908,994	4,945,811	0.27
			6,312,245	0.34
Electric Utilities
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.64%,
(3-month USD LIBOR + 3.25%), 6/28/23	United States	4,088,046	4,087,682	0.22
Fertilizers & Agricultural Chemicals
Mosaic Co., Term Loan A, 3.78%, (1-month USD LIBOR + 1.50%),
11/18/21	United States	233,152	232,569	0.01
Food Distributors
Aramark Corp., U.S. Term B-3 Loan, 4.052%, (1-month USD
LIBOR + 1.75%), 3/11/25	United States	8,979,533	8,996,369	0.48
Nutraceutical International Corp., Term Loan B, 5.552%, (1-month
USD LIBOR + 3.25%), 8/22/23.	United States	2,896,914	2,886,051	0.16
U.S. Foods Inc., Initial Term Loans, 4.302%, (1-month USD LIBOR
+ 2.00%), 6/27/23	United States	4,354,839	4,353,489	0.23
			16,235,909	0.87
Food Retail
BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.648%,
(3-month USD LIBOR + 5.25%), 5/31/22	United States	4,812,500	4,812,500	0.26
Forest Products
[b] Appvion Inc, Term Loan, 8.40%, (3-month USD LIBOR + 6.00%),
6/15/26	United States	9,510,836	9,510,836	0.51
General Merchandise Stores
[f] 99 Cents Only Stores, First Lien Term Loan, PIK, 8.813% -
8.886%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	17,563,762	16,916,098	0.91
Evergreen AcqCo. 1 LP (Savers), Term Loan, 6.098% - 6.219%,
(3-month USD LIBOR + 3.75%), 7/09/19	United States	24,134,791	23,501,253	1.27
			40,417,351	2.18

|4

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Health Care Distributors
Mallinckrodt International Finance SA/CB LLC, Extended Term
Loan B, 5.136%, (3-month USD LIBOR + 2.75%), 9/24/24.	Luxembourg	$9,762,179	$9,661,170	0.52
Health Care Facilities
HCA Inc.,
Term Loan B10, 4.302%, (1-month USD LIBOR + 2.00%),
3/13/25	United States	4,461,078	4,487,719	0.24
Term Loan B11, 4.052%, (1-month USD LIBOR + 1.75%),
3/18/23	United States	2,567,100	2,580,164	0.14
[h,i] Universal Health Services Inc., Incremental Tranche B Term
Loans, TBD, 10/31/25	United States	988,255	993,197	0.05
			8,061,080	0.43
Health Care Services
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.53%,
(1-month USD LIBOR + 4.25%), 3/14/25	United States	7,172,871	7,059,001	0.38
Catalent Pharma Solutions Inc., Dollar Term Loan, 4.552%,
(1-month USD LIBOR + 2.25%), 5/20/24	United States	8,083,559	8,128,310	0.44
DaVita Healthcare Partners Inc.,
Tranche A Term Loan, 4.302%, (1-month USD LIBOR +
2.00%), 6/24/19	United States	5,792,827	5,807,310	0.31
Tranche B Term Loan, 5.052%, (1-month USD LIBOR +
2.75%), 6/24/21	United States	7,259,078	7,283,439	0.39
U.S. Renal Care Inc., Initial Term Loan, 6.636%, (3-month USD
LIBOR + 4.25%), 12/31/22.	United States	8,913,023	8,671,632	0.47
			36,949,692	1.99
Health Care Technology
IQVIA Inc.,
[h] Term B-1 Dollar Loans, 4.386%, (3-month USD LIBOR +
2.00%), 3/07/24	United States	5,681,250	5,701,135	0.31
Term B-3 Dollar Loans, 4.136%, (3-month USD LIBOR +
1.75%), 6/11/25	United States	2,992,500	2,988,011	0.16
			8,689,146	0.47
Hotels, Resorts & Cruise Lines
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.031%,
(1-month USD LIBOR + 1.75%), 10/25/23	United States	8,628,356	8,647,252	0.47
Household Products
Spectrum Brands, Inc.,
USD Term Loans, 4.31%, (1-month USD LIBOR + 2.00%),
6/23/22	United States	4,157,430	4,166,959	0.22
USD Term Loans, 4.33% - 4.40%, (2-month USD LIBOR +
2.00%), 6/23/22	United States	5,525,965	5,538,630	0.30
USD Term Loans, 4.35%, (3-month USD LIBOR + 2.00%),
6/23/22	United States	3,118,072	3,125,219	0.17
			12,830,808	0.69
Independent Power Producers & Energy Traders
NRG Energy Inc., Term Loan B, 4.136%, (3-month USD LIBOR +
1.75%), 6/30/23	United States	32,052,320	31,960,170	1.72

|5

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Industrial Machinery
Altra Industrial Motion Corp., Term Loan, 4.302%, (1-month USD
LIBOR + 2.00%), 10/01/25.	United States	$7,326,527	$7,317,368	0.39
Harsco Corp., Term Loan B-2, 4.563%, (1-month USD LIBOR +
2.25%), 12/10/24	United States	9,257,270	9,303,557	0.50
Navistar Inc., Tranche B Term Loan, 5.78%, (1-month USD LIBOR
+ 3.50%), 11/06/24	United States	33,085,092	33,167,805	1.79
Onsite Rental Group Operations Property Ltd., Term Loan,
6.781%, (1-month USD LIBOR + 4.50%), 10/25/22.	Australia	7,387,773	7,313,895	0.39
[h] RBS Global Inc. (Rexnord), Term B Loan, 4.295%, (1-month USD
LIBOR + 2.00%), 8/21/24	United States	4,300,000	4,312,092	0.23
			61,414,717	3.30
Integrated Telecommunication Services
Global Tel*Link Corp.,
Second Lien Term Loan, 10.636%, (3-month USD LIBOR +
8.25%), 11/23/20	United States	3,374,143	3,386,796	0.18
Term Loan, 6.386%, (3-month USD LIBOR + 4.00%), 5/23/20.	United States	4,886,245	4,907,622	0.26
Securus Technologies Holdings Inc., Second Lien Initial Loan,
10.552%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	817,114	820,179	0.05
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan,
4.302%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	19,661,141	19,693,916	1.06
			28,808,513	1.55
Interactive Media & Services
[h] Ancestrycom Operations Inc., First Lien, Term Loan, 5.55%,
(1-month USD LIBOR + 3.25%), 10/19/23	United States	870,968	874,234	0.05
[h] Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.552%,
(1-month USD LIBOR + 2.25%), 2/15/24	United States	11,291,298	11,316,760	0.61
			12,190,994	0.66
Internet Services & Infrastructure
Legalzoom.com Inc., Initial Term Loan, 6.537%, (1-month USD
LIBOR + 4.25%), 11/21/24.	United States	800,120	807,121	0.04
IT Consulting & Other Services
[h] Gartner Inc., Tranche A Term Loans, 4.052%, (1-month USD
LIBOR + 1.75%), 3/21/22	United States	4,586,662	4,612,462	0.25
Rackspace Hosting Inc., Term B Loans, 5.348%, (3-month USD
LIBOR + 3.00%), 11/03/23.	United States	5,068,066	4,929,759	0.26
			9,542,221	0.51
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 5.802%, (1-month
USD LIBOR + 3.50%), 5/30/25.	United States	7,361,971	7,389,579	0.40
Equinox Holdings Inc., Term B-1 Loans, 5.302%, (1-month USD
LIBOR + 3.00%), 3/08/24	United States	4,388,917	4,410,861	0.24
			11,800,440	0.64
Life Sciences Tools & Services
Syneos Health Inc., Initial Term B Loans, 4.302%, (1-month USD
LIBOR + 2.00%), 8/01/24	United States	7,068,903	7,061,057	0.38

|6

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Marine
International Seaways Operating Corp., Initial Term Loans, 8.26%,
(1-month USD LIBOR + 5.50%), 6/22/22	United States	$3,087,022	$3,106,316	0.17
Navios Maritime Partners LP, Initial Term Loan, 7.34%, (3-month
USD LIBOR + 5.00%), 9/14/20.	United States	8,186,766	8,200,413	0.44
			11,306,729	0.61
Metal & Glass Containers
[h] Berry Global Inc., Term Loan Q, 4.277%, (1-month USD LIBOR +
2.00%), 10/01/22	United States	6,883,881	6,889,257	0.37
Crown Americas LLC, Dollar Term B Loan, 4.283%, (1-month USD
LIBOR + 2.00%), 4/03/25	United States	5,362,161	5,380,596	0.29
			12,269,853	0.66
Movies & Entertainment
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.53%, (1-month USD LIBOR
+ 2.25%), 12/15/23.	United States	1,597,880	1,600,876	0.09
Initial Term Loans, 4.53%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	2,724,203	2,729,310	0.15
Lions Gate Capital Holdings LLC, Term A Loan, 4.052%, (1-month
USD LIBOR + 1.75%), 3/22/23.	Canada	12,095,329	12,110,448	0.65
Live Nation Entertainment Inc., Term B-3 Loans, 4.063%,
(1-month USD LIBOR + 1.75%), 10/31/23	United States	5,793,993	5,809,382	0.31
			22,250,016	1.20
Oil & Gas Exploration & Production
Cantium LLC, Commitment, 8.39%, (3-month USD LIBOR +
6.00%), 6/13/20	United States	4,461,588	4,502,010	0.24
Fieldwood Energy LLC, Closing Date Loans, 7.552%, (1-month
USD LIBOR + 5.25%), 4/11/22.	United States	69,684,139	70,250,671	3.78
UTEX Industries Inc., First Lien Initial Term Loan, 6.302%,
(1-month USD LIBOR + 4.00%), 5/21/21	United States	15,800,192	15,582,940	0.84
			90,335,621	4.86
Oil & Gas Storage & Transportation
Centurion Pipeline Company LLC, senior secured note, Initial
Term Loans, 5.636%, (3-month USD LIBOR + 3.75%), 9/28/25	United States	3,132,249	3,159,656	0.17
OSG Bulk Ships Inc., Initial Term Loan, 6.77%, (6-month USD
LIBOR + 4.25%), 8/05/19	United States	9,950,458	9,867,571	0.53
Strike LLC, Term Loan, 10.386% - 10.594%, (3-month USD LIBOR
+ 8.00%), 11/30/22	United States	3,412,750	3,446,877	0.19
			16,474,104	0.89
Other Diversified Financial Services
Asurion LLC,
[h] Replacement B-4 Term Loans, 5.302%, (1-month USD LIBOR
+ 3.00%), 8/04/22	United States	4,258,460	4,270,435	0.23
Replacement B-6 Term Loans, 5.302%, (1-month USD LIBOR
+ 3.00%), 11/03/23.	United States	1,740,964	1,745,317	0.09
			6,015,752	0.32

|7

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Packaged Foods & Meats
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.16%, (3-month USD LIBOR +
7.75%), 7/03/21	United States	$5,971,086	$5,553,110	0.30
Term Loans, 6.41%, (3-month USD LIBOR + 4.00%), 7/03/20 .	United States	3,860,482	3,725,365	0.20
JBS USA LUX SA, New Initial Term Loans, 4.837% - 4.886%,
(3-month USD LIBOR + 2.50%), 10/30/22	United States	29,931,629	29,966,709	1.61
[h] Post Holdings Inc., Series A Incremental Term Loans, 4.29%,
(1-month USD LIBOR + 2.00%), 5/24/24	United States	12,297,905	12,293,096	0.66
			51,538,280	2.77
Paper Packaging
Caraustar Industries Inc., Refinancing Term Loans, 7.886%,
(3-month USD LIBOR + 5.50%), 3/14/22	United States	12,637,426	12,710,471	0.68
Reynolds Group Holdings Inc., U.S. Term Loans, 5.052%,
(1-month USD LIBOR + 2.75%), 2/05/23	United States	4,458,044	4,467,446	0.24
			17,177,917	0.92
Personal Products
[c] FGI Operating Co. LLC (Freedom Group),
DDTL Filo, 9.313%, (3-month USD LIBOR + 7.00%), 5/15/21 .	United States	272,727	270,290	0.01
[f] Term Loan, PIK, 12.314%, (3-month USD LIBOR + 10.00%),
5/15/22	United States	8,628,650	8,405,986	0.45
Term Loan FILO, 9.314%, (3-month USD LIBOR + 7.00%),
5/15/21	United States	2,727,273	2,702,896	0.15
			11,379,172	0.61
Pharmaceuticals
[h] Bausch Health Cos. Inc., Initial Term Loans, 5.274%, (1-month
USD LIBOR + 3.00%), 6/02/25.	United States	9,046,312	9,067,046	0.49
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial
Term Loans, 6.563%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	14,181,641	14,246,522	0.77
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.467%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	11,478,517	11,502,185	0.62
[h] Horizon Pharma Inc., Third Amendment Refinancing Term Loan,
5.313%, (1-month USD LIBOR + 3.00%), 3/29/24	United States	18,344,306	18,367,237	0.99
Innoviva Inc., Initial Term Loan, 6.812%, (3-month USD LIBOR +
4.50%), 8/18/22	United States	93,404	93,871	0.00	†
			53,276,861	2.87
Restaurants
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC (Yum Brands), Term Loan B, 4.037%, (1-month
USD LIBOR + 1.75%), 4/03/25.	United States	9,980,934	9,994,967	0.54
NPC International Inc., Second Lien Initial Term Loan, 9.802%,
(1-month USD LIBOR + 7.50%), 4/20/25	United States	4,842,940	4,903,477	0.26
			14,898,444	0.80
Security & Alarm Services
Prime Security Services Borrower LLC, Term B-1 Loans, 5.052%,
(1-month USD LIBOR + 2.75%), 5/02/22	United States	4,479,843	4,487,042	0.24
Semiconductors
ON Semiconductor Corp., 2018 New Replacement Term B-3
Loans, 4.052%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	13,894,659	13,890,324	0.75

|8

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Specialized Consumer Services
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.31%,
(1-month USD LIBOR + 2.00%), 2/13/25	United States	$19,127,963	$19,103,479	1.03
NVA Holdings Inc., Term B-3 Loan, 5.052%, (1-month USD LIBOR
+ 2.75%), 2/02/25	United States	7,779,049	7,732,048	0.41
Sabre GLBL Inc.,
2017 Other Term A Loans, 4.302%, (1-month USD LIBOR +
2.00%), 7/01/22	United States	6,241,165	6,250,914	0.34
2018 Other Term B Loans, 4.302%, (1-month USD LIBOR +
2.00%), 2/22/24	United States	1,538,585	1,539,822	0.08
			34,626,263	1.86
Specialized Finance
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.052%,
(1-month USD LIBOR + 1.75%), 8/09/22	United States	6,709,581	6,722,161	0.36
Specialty Chemicals
Ashland LLC, Term B Loan, 4.03% - 4.052%, (1-month USD
LIBOR + 1.75%), 5/17/24	United States	9,554,831	9,589,658	0.52
[h] Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.136%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	18,243,397	18,223,147	0.98
KMG Chemicals Inc., Initial Term Loan, 4.802%, (1-month USD
LIBOR + 2.50%), 6/15/24	United States	1,392,867	1,394,608	0.07
Oxbow Carbon LLC,
Second Lien Term Loan, 9.802%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	7,556,614	7,726,638	0.41
Tranche A Term Loan, 4.552%, (1-month USD LIBOR +
2.25%), 1/04/22	United States	6,475,000	6,491,188	0.35
Tranche B Term Loan, 5.802%, (1-month USD LIBOR +
3.50%), 1/04/23	United States	4,735,500	4,753,258	0.26
WR Grace & Co.,
Term B-1 Loans, 4.136%, (3-month USD LIBOR + 1.75%),
4/03/25	United States	1,847,640	1,853,606	0.10
Term B-2 Loans, 4.136%, (3-month USD LIBOR + 1.75%),
4/03/25	United States	3,167,384	3,177,611	0.17
			53,209,714	2.86
Specialty Stores
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.31%, (1-month USD LIBOR +
7.00%), 12/31/22	United States	12,691,811	13,024,971	0.70
Tranche B-2 Term Loans, 11.56%, (1-month USD LIBOR +
9.25%), 3/04/21	United States	22,711,417	22,231,638	1.19
Tranche B-2 Term Loans, 13.50%, (Prime + 7.75%), 3/04/21 .	United States	3,968,891	3,885,048	0.21
Harbor Freight Tools USA Inc., Refinancing Loans, 4.802%,
(1-month USD LIBOR + 2.50%), 8/19/23	United States	4,466,667	4,404,902	0.24
[h] Jo-Ann Stores Inc., Initial Loans, 7.477%, (3-month USD LIBOR +
5.00%), 10/23/23	United States	4,131,579	4,137,603	0.22
Michaels Stores Inc., 2018 New Replacement Term B Loan,
4.787% - 4.797%, (1-month USD LIBOR + 2.50%), 1/28/23.	United States	13,631,500	13,559,935	0.73
[h] PETCO Animal Supplies Stores Inc., Second Amendment Term
Loans, 5.777%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	1,600,000	1,246,667	0.07
			62,490,764	3.36

|9

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[g] Senior Floating Rate Interests (continued)
Technology Distributors
CDW LLC, Term B Loan, 4.06%, (1-month USD LIBOR + 1.75%),
8/17/23	United States	$4,343,047	$4,356,618	0.23
Technology Hardware, Storage & Peripherals
Western Digital Corp., US Term B-4 Loan, 4.044%, (1-month USD
LIBOR + 1.75%), 4/29/23	United States	2,985,000	2,971,567	0.16
Trucking
Hertz Corp., Tranche B-1 Term Loan, 5.06%, (1-month USD
LIBOR + 2.75%), 6/30/23	United States	20,716,270	20,640,200	1.11
Total Senior Floating Rate Interests
(Cost $1,297,912,661)			1,299,281,118	69.90

Asset-Backed Securities
Other Diversified Financial Services
[j,k] Alinea CLO Ltd., 2018-1A, C, 144A, FRN, 4.207%, (3-month USD
LIBOR + 1.90%), 7/20/31	United States	2,600,000	2,585,076	0.14
[j,k] Annisa CLO Ltd., 2016-2A, CR, 144A, FRN, 4.45%, (3-month
USD LIBOR + 2.00%), 7/20/31.	United States	1,800,000	1,785,366	0.10
[j,k] Ares XLVIII CLO Ltd., 2018-48A, C, 144A, FRN, 4.139%, (3-month
USD LIBOR + 1.80%), 7/20/30.	United States	3,135,000	3,114,278	0.17
[j,l] ARES XLIX CLO Ltd., 2018-49A, C, 144A, FRN, 4.293%, 7/22/30 .	United States	3,100,000	3,082,330	0.17
[j,k] Ares XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 4.236%,
(3-month USD LIBOR + 1.80%), 10/15/30	United States	3,150,000	3,130,313	0.17
[j,k] Atrium XI, 2011A, CR, 144A, FRN, 4.627%, (3-month USD LIBOR
+ 2.15%), 10/23/25	United States	2,352,136	2,358,110	0.13
[j,k] Atrium XII, 2012A, CR, 144A, FRN, 4.119%, (3-month USD
LIBOR + 1.65%), 4/22/27	United States	2,240,000	2,231,600	0.12
[j,l] Atrium XIV LLC,
14A, B, 144A, FRN, 4.01%, 8/23/30	United States	7,200,000	7,215,480	0.39
14A, C, 144A, FRN, 4.26%, 8/23/30	United States	4,000,000	3,986,160	0.21
[j,k] Betony CLO 2 Ltd., 2018-1A, B, 144A, FRN, 4.37%, (3-month
USD LIBOR + 1.85%), 4/30/31.	United States	2,400,000	2,367,408	0.13
[j,k] BlueMountain CLO Ltd.,
2012-2A, AR, 144A, FRN, 3.742%, (3-month USD LIBOR +
1.42%), 11/20/28	United States	10,790,000	10,794,963	0.58
2012-2A, CR, 144A, FRN, 4.922%, (3-month USD LIBOR +
2.60%), 11/20/28	United States	1,400,000	1,398,950	0.08
[j,l] BlueMountain CLO XXII Ltd.,
2018-1A, B, 144A, FRN, 4.22%, 7/30/30.	United States	5,400,000	5,405,508	0.29
2018-1A, C, 144A, FRN, 4.57%, 7/30/30	United States	2,750,000	2,747,993	0.15
[j,k] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN,
4.819%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	2,275,000	2,288,263	0.12
[j,k] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN,
4.039%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	2,100,000	2,075,955	0.11
[j,k] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.856%, (3-month
USD LIBOR + 1.42%), 4/15/29.	United States	22,000,000	22,078,540	1.19

|10

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[j,k] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, C1R, 144A, FRN, 5.069%, (3-month USD LIBOR +
2.60%), 1/20/29	United States	$3,675,000	$3,691,574	0.20
2014-4RA, B, 144A, FRN, 4.336%, (3-month USD LIBOR +
1.90%), 7/15/30	United States	3,400,000	3,374,500	0.18
2015-2A, A1R, 144A, FRN, 3.289%, (3-month USD LIBOR +
0.78%), 4/27/27	United States	3,596,000	3,595,065	0.19
[j,k] Carlyle U.S. CLO Ltd., 2017-1A, A1A, 144A, FRN, 3.769%,
(3-month USD LIBOR + 1.30%), 4/20/31	United States	12,600,000	12,608,442	0.68
[j,l] Cent CLO, 2018-27A, B, 144A, FRN, 4.79%, 10/25/28	United States	2,600,000	2,600,000	0.14
[j,k] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 3.753%, (3-month USD LIBOR +
1.41%), 11/07/26	United States	7,510,000	7,517,059	0.40
2014-22A, BR, 144A, FRN, 5.293%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	3,200,000	3,206,432	0.17
[j,k] Dryden 30 Senior Loan Fund, 2013-30A, A, 144A, FRN, 4.014%,
(3-month USD LIBOR + 1.70%), 11/15/28	United States	2,100,000	2,093,427	0.11
[j,l] Dryden 40 Senior Loan Fund, 2015-40A, CR, 144A, FRN,
4.414%, 8/15/31	United States	3,000,000	3,005,730	0.16
[j,k] Dryden CLO Ltd.,
2018-55A, C, 144A, FRN, 4.336%, (3-month USD LIBOR +
1.90%), 4/15/31	United States	2,900,000	2,889,763	0.16
2018-58A, C, 144A, FRN, 4.121%, (3-month USD LIBOR +
1.80%), 7/17/31	United States	2,500,000	2,471,025	0.13
[j,k] Dryden Senior Loan Fund, 2016-42A, CR, 144A, FRN, 4.486%,
(3-month USD LIBOR + 2.05%), 7/15/30	United States	2,400,000	2,394,000	0.13
[j] Eaton Vance CLO Ltd.,
[l] 2014-1RA, C, 144A, FRN, 4.257%, 7/15/30	United States	2,900,000	2,887,501	0.16
[k] 2015-1A, CR, 144A, FRN, 4.369%, (3-month USD LIBOR +
1.90%), 1/20/30	United States	1,400,000	1,386,574	0.07
[j] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	1,100,000	1,101,056	0.06
[j,k] Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.236%,
(3-month USD LIBOR + 1.80%), 1/16/26	United States	2,900,000	2,888,748	0.16
[j,l] Galaxy XXV CLO Ltd.,
2018-25A, B, 144A, FRN, 10/25/31	United States	3,750,000	3,750,412	0.20
2018-25A, C, 144A, FRN, 10/25/31	United States	2,500,000	2,462,425	0.13
[j,k] Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.289%,
(3-month USD LIBOR + 1.95%), 7/15/31	United States	2,700,000	2,683,287	0.14
[j,m] Galaxy XXVI CLO Ltd., 2018-26A, C, 144A, FRN, 11/22/31.	United States	2,100,000	2,100,000	0.11
[j,l] LCM Loan Income Fund I Income Note Issuer Ltd., 2027A, C,
144A, FRN, 4.401%, 7/16/31	United States	2,700,000	2,696,625	0.15
[j,k] LCM XVIII LP, 2018A, CR, 144A, FRN, 4.319%, (3-month USD
LIBOR + 1.85%), 4/20/31	United States	2,625,000	2,602,924	0.14
[j,k] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.779%, (3-month USD
LIBOR + 1.31%), 3/20/30	United States	26,400,000	26,525,136	1.43
[j,k] LCM XXV Ltd.,
25A, B2, 144A, FRN, 4.119%, (3-month USD LIBOR +
1.65%), 7/20/30	United States	4,075,000	4,079,238	0.22
25A, C2, 144A, FRN, 4.769%, (3-month USD LIBOR +
2.30%), 7/20/30	United States	1,625,000	1,632,800	0.09

|11

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[j,k] Madison Park Funding Ltd.,
2016-21A, A1, 144A, FRN, 4.02%, (3-month USD LIBOR +
1.53%), 7/25/29	United States	$7,100,000	$7,144,233	0.38
2018-28A, C, 144A, FRN, 4.187%, (3-month USD LIBOR +
1.85%), 7/15/30	United States	4,200,000	4,185,678	0.23
[j,k] Madison Park Funding XXIV Ltd., 2016-24A, C1, 144A, FRN,
5.069%, (3-month USD LIBOR + 2.60%), 1/20/28	United States	1,750,000	1,759,800	0.09
[j,k] Magnetite IX Ltd., 2014-9A, BR, 144A, FRN, 4.49%, (3-month
USD LIBOR + 2.00%), 7/25/26.	United States	2,793,000	2,800,038	0.15
[j,k] Magnetite XI Ltd., 2014-11A, BR, 144A, FRN, 4.545%, (3-month
USD LIBOR + 2.10%), 1/18/27.	United States	1,172,000	1,174,860	0.06
[j,k] Neuberger Berman CLO Ltd., 2017-26A, C, 144A, FRN, 4.195%,
(3-month USD LIBOR + 1.75%), 10/18/30	United States	2,100,000	2,081,625	0.11
[j,k] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.861%,
(3-month USD LIBOR + 1.55%), 2/26/31	United States	5,810,000	5,762,184	0.31
[j,k] Octagon Investment Partners 26 Ltd., 2016-1A, CR, 144A, FRN,
4.236%, (3-month USD LIBOR + 1.80%), 7/15/30	United States	3,300,000	3,262,743	0.18
[j,l] Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN,
4.536%, 7/15/30	United States	3,500,000	3,494,890	0.19
[j,k] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.789%,
(3-month USD LIBOR + 1.32%), 3/17/30	United States	11,942,857	11,987,165	0.64
[j,k] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
4.869%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	2,288,855	2,299,750	0.12
[j,k] Octagon Investment Partners 37 Ltd., 2018-2A, B, 144A, FRN,
4.11%, (3-month USD LIBOR + 1.75%), 7/25/30	United States	3,250,000	3,211,553	0.17
[j,l] Octagon Investment Partners 38,
2018-1A, A3A, 144A, FRN, 3.857%, 7/20/30	United States	4,500,000	4,503,375	0.24
2018-1A, B, 144A, FRN, 4.137%, 7/20/30	United States	3,900,000	3,877,205	0.21
[j,k] Octagon Investment Partners XVI Ltd., 2013-1A, CR, 144A, FRN,
4.186%, (3-month USD LIBOR + 1.85%), 7/17/30	United States	3,000,000	2,974,980	0.16
[j,k] Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A,
FRN, 4.369%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	2,100,000	2,085,111	0.11
[j,l] Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.49%,
7/25/31	United States	2,300,000	2,292,755	0.12
[j,k] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
4.84%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,000,000	3,011,190	0.16
[j] Voya CLO Ltd.,
[l] 2016-3A, BR, 144A, FRN, 4.671%, 10/18/31.	United States	3,500,000	3,500,000	0.19
[k] 2017-3A, B, 144A, FRN, 4.819%, (3-month USD LIBOR +
2.35%), 7/20/30	United States	2,508,761	2,516,940	0.14
Total Asset-Backed Securities
(Cost $259,292,680)			258,816,111	13.92

Short Term Investments

U.S. Government and Agency Securities (Cost $51,304,289)
[n] U.S. Treasury Bill, 3/28/19	United States	51,750,000	51,252,359	2.76

|12

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Short Term Investments (continued)

Repurchase Agreements (Cost $214,320,074)
[o] Joint Repurchase Agreement, 2.191%, 11/01/18
(Maturity Value $214,333,120)
BNP Paribas Securities Corp. (Maturity Value $99,039,048)
Deutsche Bank Securities Inc. (Maturity Value $28,637,048)
HSBC Securities (USA) Inc. (Maturity Value $86,657,024)
Collateralized by U.S. Government Agency Securities, 3.00%
- 4.50%, 6/15/39 - 6/20/48; U.S. Treasury Bond, 2.50%,
8/15/23; and U.S. Treasury Note, 1.00% - 3.50%, 11/15/19 -
7/31/23 (valued at $ 218,635,275)	United States	$214,320,074	$214,320,074	11.53
Total Investments (Cost $1,957,604,036)			1,924,398,770	103.53
Other Assets, less Liabilities			(65,677,200)	(3.53)
Net Assets			$1,858,721,570	100.00

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
dSee Note 4 regarding restricted securities.
eSee Note 6 regarding investments in affiliated management investment companies.
fIncome may be received in additional securities and/or cash.
gThe coupon rate shown represents the rate at period end.
hA portion or all of the security purchased on a delayed delivery basis.
iA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
jSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2018, the aggregate value of these securities was $258,816,111, representing 13.9% of net assets.
kThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
lAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
mSecurity purchased on a when-issued basis.
nThe security was issued on a discount basis with no stated coupon rate.
oInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2018, all repurchase agreements had been entered into on that date.

|13

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

At October 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$ 26,362,000	$ (1,715,154)	$ (1,310,515)	$ (404,639)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 31.

|14

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2018 (unaudited)
Franklin Lower Tier Floating Rate Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 8.5%
Diversified Support Services 7.1%
[a,b,c,d] Remington Outdoor Co. Inc	United States	2,076,237	$26,880,316
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	195,465	—
			26,880,316
Forest Products 1.4%
[a,b,c,d] Appvion Inc	United States	520,183	5,321,979
Total Common Stocks and Other Equity Interests
(Cost $47,866,182)			32,202,295

		Principal
		Amount*
Corporate Bonds (Cost $5,381,497) 1.5%
Industrial Machinery 1.5%
[e] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$7,308,657	5,664,209
[f] Senior Floating Rate Interests 85.2%
Aerospace & Defense 4.1%
[g] Doncasters U.S. Finance LLC, Second Lien Term Loan, 10.636%, (3-month USD
LIBOR + 8.25%), 10/09/20	United States	18,536,432	15,709,626
Agricultural Products 0.2%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.477%, (3-month USD LIBOR
+ 7.00%), 7/19/21	United States	886,793	891,781
Apparel Retail 3.2%
Ascena Retail Group Inc., Tranche B Term Loan, 6.813%, (1-month USD LIBOR +
4.50%), 8/21/22	United States	12,374,760	12,037,548
Coal & Consumable Fuels 4.8%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.052%, (1-month USD LIBOR + 5.75%), 8/14/20.	United States	148,754	145,654
Second Lien Initial Term Loan, 13.052%, (1-month USD LIBOR + 10.75%),
2/16/21	United States	8,992,344	8,632,650
Foresight Energy LLC, Term Loans, 8.277%, (3-month USD LIBOR + 5.75%), 3/28/22 .	United States	9,580,248	9,618,167
			18,396,471
Food Retail 2.5%
Smart & Final Stores LLC, First Lien Term Loan, 5.802%, (1-month USD LIBOR +
3.50%), 11/15/22	United States	9,975,204	9,651,010
Forest Products 3.8%
[b] Appvion Inc, Term Loan, 8.40%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	14,557,492	14,557,492
General Merchandise Stores 9.1%
[e] 99 Cents Only Stores, First Lien Term Loan, PIK, 8.813% - 8.886%, (3-month USD
LIBOR + 6.50%), 1/13/22	United States	17,838,514	17,180,719
Evergreen AcqCo. 1 LP (Savers), Term Loan, 6.098% - 6.219%, (3-month USD LIBOR
+ 3.75%), 7/09/19	United States	18,048,453	17,574,681
			34,755,400
Industrial Machinery 1.4%
Onsite Rental Group Operations Property Ltd., Term Loan, 6.781%, (1-month USD
LIBOR + 4.50%), 10/25/22	Australia	5,345,644	5,292,188

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[f] Senior Floating Rate Interests (continued)
Integrated Telecommunication Services 5.7%
Global Tel*Link Corp., Second Lien Term Loan, 10.636%, (3-month USD LIBOR +
8.25%), 11/23/20	United States	$5,095,856	$5,114,966
Securus Technologies Holdings Inc., Second Lien Initial Loan, 10.552%, (1-month
USD LIBOR + 8.25%), 11/01/25	United States	16,624,308	16,686,649
			21,801,615
Marine 0.5%
International Seaways Operating Corp., Initial Term Loans, 8.26%, (1-month USD
LIBOR + 5.50%), 6/22/22	United States	1,973,256	1,985,589
Oil & Gas Exploration & Production 16.0%
Fieldwood Energy LLC, Closing Date Loans, 7.552%, (1-month USD LIBOR + 5.25%),
4/11/22	United States	44,676,845	45,040,068
UTEX Industries Inc.,
First Lien Initial Term Loan, 6.302%, (1-month USD LIBOR + 4.00%), 5/21/21.	United States	14,546,430	14,346,416
Second Lien Initial Term Loan, 9.552%, (1-month USD LIBOR + 7.25%), 5/20/22 .	United States	1,500,000	1,470,938
			60,857,422
Other Diversified Financial Services 0.3%
Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.802%, (1-month USD
LIBOR + 6.50%), 8/04/25	United States	1,000,000	1,028,125
Packaged Foods & Meats 5.0%
CSM Bakery Supplies LLC, Second Lien Term Loan, 10.16%, (3-month USD LIBOR +
7.75%), 7/03/21	United States	20,441,850	19,010,920
Paper Packaging 3.7%
Caraustar Industries Inc., Refinancing Term Loans, 7.886%, (3-month USD LIBOR +
5.50%), 3/14/22	United States	14,058,165	14,139,421
Personal Products 17.2%
[c] FGI Operating Co. LLC (Freedom Group),
DDTL Filo, 9.313%, (3-month USD LIBOR + 7.00%), 5/15/21	United States	4,090,909	4,054,345
[e] Term Loan, PIK, 12.314%, (3-month USD LIBOR + 10.00%), 5/15/22.	United States	21,571,624	21,014,964
Term Loan FILO, 9.314%, (3-month USD LIBOR + 7.00%), 5/15/21	United States	40,909,091	40,543,448
			65,612,757
Pharmaceuticals 0.3%
Akorn Inc., Loans, 7.813%, (1-month USD LIBOR + 5.50%), 4/16/21	United States	1,000,000	928,125
Specialty Chemicals 1.9%
Oxbow Carbon LLC, Second Lien Term Loan, 9.802%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	7,019,188	7,177,120
Specialty Stores 5.5%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.31%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	4,249,683	4,361,237
Tranche B-2 Term Loans, 11.56%, (1-month USD LIBOR + 9.25%), 3/04/21	United States	11,651,962	11,405,814
Tranche B-2 Term Loans, 13.50%, (Prime + 7.75%), 3/04/21	United States	2,036,217	1,993,202
[g] PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.777%,
(3-month USD LIBOR + 3.25%), 1/26/23	United States	3,000,000	2,337,501
PetSmart Inc., Tranche B-2 Loans, 5.28%, (1-month USD LIBOR + 3.00%), 3/11/22	United States	994,845	846,186
			20,943,940
Total Senior Floating Rate Interests
(Cost $320,054,201)			324,776,550
Total Investments before Short Term Investments
(Cost $373,301,880)			362,643,054

|16

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $19,944,089) 5.2%
Money Market Funds 5.2%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	19,944,089	$19,944,089
Total Investments (Cost $393,245,969) 100.4%			382,587,143
Other Assets, less Liabilities (0.4)%			(1,566,839)
Net Assets 100.0%			$381,020,304

See Abbreviations on page 31.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
dSee Note 4 regarding restricted securities.
eIncome may be received in additional securities and/or cash.
fThe coupon rate shown represents the rate at period end.
gA portion or all of the security purchased on a delayed delivery basis.
hSee Note 6 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day effective yield at period end.

|17

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2018 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 3.3%
Diversified Support Services 2.7%
[a,b,c,d] Remington Outdoor Co. Inc	United States	732,184	$9,479,331
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	68,931	—
			9,479,331
Forest Products 0.6%
[a,c,d] Appvion Inc	United States	209,637	2,144,791
Total Common Stocks and Other Equity Interests
(Cost $35,453,756)			11,624,122

		Principal
		Amount*
Corporate Bonds (Cost $7,183,714) 1.9%
Industrial Machinery 1.9%
[e] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	6,711,747
[f] Senior Floating Rate Interests 86.9%
Aerospace & Defense 2.6%
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 10.636%, (3-month USD LIBOR + 8.25%), 10/09/20 .	United States	5,623,654	4,766,047
Term B Loans, 5.886%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	4,852,207	4,508,001
			9,274,048
Airlines 0.5%
Air Canada, Term Loan, 4.295%, (1-month USD LIBOR + 2.00%), 10/06/23.	Canada	1,879,074	1,885,338
Apparel Retail 10.4%
Ascena Retail Group Inc., Tranche B Term Loan, 6.813%, (1-month USD LIBOR +
4.50%), 8/21/22.	United States	38,089,836	37,051,888
Application Software 0.6%
TIBCO Software Inc., Term B-1 Loans, 5.80%, (1-month USD LIBOR + 3.50%),
12/04/20	United States	2,000,000	2,003,750
Auto Parts & Equipment 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 4.802%, (1-month USD
LIBOR + 2.50%), 6/30/22	United States	496,508	494,646
Cable & Satellite 0.5%
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.53%, (1-month USD
LIBOR + 2.25%), 7/17/25	United States	1,705,017	1,698,603
Casinos & Gaming 0.4%
Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.81%,
(1-month USD LIBOR + 3.50%), 7/03/24	United States	1,362,240	1,369,051
Coal & Consumable Fuels 10.0%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 8.052%, (1-month
USD LIBOR + 5.75%), 8/14/20	United States	36,201,718	35,447,528
Communications Equipment 0.9%
Ciena Corp., senior secured note, 2018 Term Loan, 4.28%, (1-month USD LIBOR
+ 2.00%), 9/28/25	United States	3,017,792	3,026,278
CommScope Inc., Tranche 5 Term Loans, 4.302%, (1-month USD LIBOR +
2.00%), 12/29/22	United States	46,065	46,237
			3,072,515

Quarterly Statement of Investments | See Notes to Statements of Investments. | 18

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
			Principal
		Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Diversified Support Services 0.4%
KAR Auction Services Inc., Tranche B-5 Term Loans, 4.938%, (3-month USD
LIBOR + 2.50%), 3/09/23		United States	$420,500	$421,414
Ventia Pty. Ltd., Term B Loans (USD), 5.886%, (3-month USD LIBOR + 3.50%),
5/21/22		Australia	1,152,674	1,161,320
				1,582,734
Electric Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.64%, (3-month USD
LIBOR + 3.25%), 6/28/23		United States	649,952	649,895
Food Retail 1.4%
Smart & Final Stores LLC, First Lien Term Loan, 5.802%, (1-month USD LIBOR +
3.50%), 11/15/22		United States	4,999,217	4,836,742
Forest Products 4.1%
Appvion Inc, Term Loan, 8.40%, (3-month USD LIBOR + 6.00%), 6/15/26		United States	14,557,492	14,557,492
General Merchandise Stores 2.7%
[e] 99 Cents Only Stores, First Lien Term Loan, PIK, 8.813% - 8.886%, (3-month USD
LIBOR + 6.50%), 1/13/22		United States	9,973,212	9,605,450
Health Care Services 3.1%
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.53%, (1-month USD
LIBOR + 4.25%), 3/14/25		United States	6,987,200	6,876,278
U.S. Renal Care Inc., Initial Term Loan, 6.636%, (3-month USD LIBOR + 4.25%),
12/31/22		United States	4,190,764	4,077,266
				10,953,544
Health Care Technology 0.2%
Quintiles IMS Inc., Term B-2 Dollar Loans, 4.386%, (3-month USD LIBOR +
2.00%), 1/20/25.		United States	705,434	707,529
Household Products 0.0%†
Spectrum Brands, Inc.,
USD Term Loans, 4.31%, (1-month USD LIBOR + 2.00%), 6/23/22		United States	49,456	49,569
USD Term Loans, 4.33% - 4.40%, (2-month USD LIBOR + 2.00%), 6/23/22		United States	65,736	65,887
USD Term Loans, 4.35%, (3-month USD LIBOR + 2.00%), 6/23/22		United States	37,092	37,177
				152,633
Industrial Machinery 5.9%
Altra Industrial Motion Corp., Term Loan, 4.302%, (1-month USD LIBOR + 2.00%),
10/01/25		United States	1,261,996	1,260,418
Harsco Corp., Term Loan B-2, 4.563%, (1-month USD LIBOR + 2.25%), 12/10/24 .		United States	140,287	140,989
Navistar Inc., Tranche B Term Loan, 5.78%, (1-month USD LIBOR + 3.50%),
11/06/24		United States	13,248,308	13,281,429
Onsite Rental Group Operations Property Ltd., Term Loan, 6.781%, (1-month USD
LIBOR + 4.50%), 10/25/22		Australia	6,334,267	6,270,924
				20,953,760
Integrated Telecommunication Services 6.4%
Global Tel*Link Corp., Term Loan, 6.386%, (3-month USD LIBOR + 4.00%),
5/23/20	.	United States	14,848,555	14,913,518
Securus Technologies Holdings Inc., Initial Term Loan B, 6.802%, (1-month USD
LIBOR + 4.50%), 11/01/24		United States	7,702,622	7,743,060
				22,656,578

|19

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
			Principal
		Country	Amount*	Value
[f] Senior Floating Rate Interests (continued)
Leisure Facilities 0.7%
24 Hour Fitness Worldwide Inc., Term Loan, 5.802%, (1-month USD LIBOR +
3.50%), 5/30/25.		United States	$2,561,777	$2,571,384
Life Sciences Tools & Services 0.1%
Syneos Health Inc., Initial Term B Loans, 4.302%, (1-month USD LIBOR + 2.00%),
8/01/24	.	United States	354,880	354,486
Managed Health Care 0.3%
Air Methods Corp., Initial Term Loans, 5.886%, (3-month USD LIBOR + 3.50%),
4/21/24	.	United States	1,000,000	905,625
Marine 2.8%
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.84%, (3-month USD
LIBOR + 4.50%), 6/18/20		Marshall Islands	84,181	81,235
Navios Maritime Partners LP, Initial Term Loan, 7.34%, (3-month USD LIBOR +
5.00%), 9/14/20.		United States	9,958,734	9,975,335
				10,056,570
Movies & Entertainment 0.3%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 4.53%, (1-month
USD LIBOR + 2.25%), 12/15/23		United States	1,021,747	1,023,663
Oil & Gas Exploration & Production 13.0%
Fieldwood Energy LLC, Closing Date Loans, 7.552%, (1-month USD LIBOR +
5.25%), 4/11/22.		United States	45,933,101	46,306,537
Oil & Gas Storage & Transportation 0.8%
Strike LLC, Term Loan, 10.386% - 10.594%, (3-month USD LIBOR + 8.00%),
11/30/22		United States	2,814,730	2,842,877
Other Diversified Financial Services 0.3%
Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.802%, (1-month USD
LIBOR + 6.50%), 8/04/25		United States	1,000,000	1,028,125
Packaged Foods & Meats 3.4%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.16%, (3-month USD LIBOR + 7.75%), 7/03/21		United States	1,630,000	1,515,900
Term Loans, 6.41%, (3-month USD LIBOR + 4.00%), 7/03/20		United States	7,433,510	7,173,338
JBS USA LUX SA, New Initial Term Loans, 4.837% - 4.886%, (3-month USD
LIBOR + 2.50%), 10/30/22		United States	2,992,405	2,995,912
Post Holdings Inc., Series A Incremental Term Loans, 4.29%, (1-month USD
LIBOR + 2.00%), 5/24/24		United States	302,355	302,236
				11,987,386
Pharmaceuticals 0.7%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
6.563%, (1-month USD LIBOR + 4.25%), 4/29/24		United States	308,857	310,270
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 5.313%,
(1-month USD LIBOR + 3.00%), 3/29/24		United States	2,273,518	2,276,360
				2,586,630
Semiconductors 0.4%
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 4.052%,
(1-month USD LIBOR + 1.75%), 3/31/23		United States	1,347,929	1,347,508

|20

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
			Principal
		Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Specialized Consumer Services 0.4%
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.31%, (1-month USD LIBOR
+2.00%), 2/13/25		United States	$402,547	$402,032
NVA Holdings Inc., Term B-3 Loan, 5.052%, (1-month USD LIBOR + 2.75%),
2/02/25	.	United States	1,121,027	1,114,254
Sabre GLBL Inc., 2018 Other Term B Loans, 4.302%, (1-month USD LIBOR +
2.00%), 2/22/24.		United States	66,923	66,976
				1,583,262
Specialty Chemicals 1.4%
Ashland LLC, Term B Loan, 4.03% - 4.052%, (1-month USD LIBOR + 1.75%),
5/17/24	.	United States	152,285	152,840
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.136%,
(3-month USD LIBOR + 1.75%), 6/01/24		United States	1,615,913	1,614,119
Oxbow Carbon LLC, Second Lien Term Loan, 9.802%, (1-month USD LIBOR +
7.50%), 1/04/24.		United States	3,140,163	3,210,817
				4,977,776
Specialty Stores 11.9%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.31%, (1-month USD LIBOR + 7.00%), 12/31/22		United States	3,860,510	3,961,849
Tranche B-2 Term Loans, 11.56%, (1-month USD LIBOR + 9.25%), 3/04/21		United States	27,608,619	27,025,388
Tranche B-2 Term Loans, 13.50%, (Prime + 7.75%), 3/04/21		United States	4,824,693	4,722,769
[g] Jo-Ann Stores Inc., Initial Loans, 7.477%, (3-month USD LIBOR + 5.00%),
10/23/23		United States	5,659,525	5,667,776
PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.777%,
(3-month USD LIBOR + 3.25%), 1/26/23		United States	989,822	771,237
				42,149,019
Total Senior Floating Rate Interests
(Cost $304,618,248)				308,674,572
Total Investments before Short Term Investments
(Cost $347,255,718)				327,010,441

			Shares

Short Term Investments (Cost $29,830,645) 8.4%

Money Market Funds 8.4%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 1.83%		United States	29,830,645	29,830,645
Total Investments (Cost $377,086,363) 100.5%				356,841,086
Other Assets, less Liabilities (0.5)%				(1,818,081)
Net Assets 100.0%				$355,023,005

|21

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)

See Abbreviations on page 31.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
dSee Note 4 regarding restricted securities.
eIncome may be received in additional securities and/or cash.
fThe coupon rate shown represents the rate at period end.
gA portion or all of the security purchased on a delayed delivery basis.
hSee Note 6 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day effective yield at period end.

|22

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|23

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Floating Rate Master Series - swaps

|24

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. RESTRICTED SECURITIES

At October 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Floating Rate Master Series
519,107	[a] Appvion Inc	6/14/18	$5,320,516	$5,310,971
870,865	Remington Outdoor Co. Inc	4/13/12 - 5/08/17	43,284,066	11,274,785
81,987	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 0.89% of Net Assets)		$48,604,582	$16,585,756
Franklin Lower Tier Floating Rate Fund
520,183	[b] Appvion Inc	6/14/18	$5,331,545	$5,321,979
2,076,237	Remington Outdoor Co. Inc	6/14/16 - 3/01/18	42,534,637	26,880,316
195,465	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 8.5% of Net Assets)		$47,866,182	$32,202,295
Franklin Middle Tier Floating Rate Fund
209,637	[b] Appvion Inc	6/14/18	$2,148,646	$2,144,791
732,184	Remington Outdoor Co. Inc	11/06/15 - 1/26/18	33,305,110	9,479,331
68,931	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 3.3% of Net Assets)		$35,453,756	$11,624,122

aThe Fund also invests in unrestricted securities of the issuer, valued at $9,510,836 as of October 31, 2018.
bThe Fund also invests in unrestricted securities of the issuer, valued at $14,557,492 as of October 31, 2018.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Units/			Units/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End Investment		Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Floating Rate Master Series
Non-Controlled Affiliates
						Dividends
Appvion Inc	519,107	—	—	519,107	$5,310,971	$ —	$—	$170,491
Remington Outdoor Co. Inc	870,865	—	—	870,865	11,274,785	—	—	(3,763,994)
Remington Outdoor Co. Inc., Litigation Units	81,987	—	—	81,987	—	—	—	—
					$16,585,756	$ —	$—	$(3,593,503)

						Interest
Appvion Inc, Term Loan, 8.40%, (3-
month USD LIBOR + 6.00%), 6/15/26	9,539,138	—	(28,302)[a]	9,510,836	9,510,836	199,357	—	(713)
Total Affiliated Securities(Value is 1.4% of Net Assets)					$26,096,592	$ 199,357	$—	$(3,594,216)

|25

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of			Number of
	Shares/			Shares/
	Units/			Units/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End Investment		Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Lower Tier Floating Rate Fund
Non-Controlled Affiliates
						Dividends
Appvion Inc	520,183	—	—	520,183	$5,321,979	$ —	$—	$170,844
Remington Outdoor Co. Inc	2,076,237	—	—	2,076,237	26,880,316	—	—	(8,973,773)
Remington Outdoor Co. Inc., Litigation Units	195,465	—	—	195,465	—	—	—	—
					$32,202,295	$ —	$—	$(8,802,929)

						Interest
Appvion Inc, Term Loan, 8.40%, (3-
month USD LIBOR + 6.00%), 6/15/26	14,600,813	—	(43,321)[a]	14,557,492	14,557,492	305,140	—	(1,198)
Total Affiliated Securities (Value is 12.3% of Net Assets)					$46,759,787	$ 305,140	$—	$(8,804,127)

Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Remington Outdoor Co. Inc	732,184	—	—	732,184	$9,479,331	$ —	$—	$(3,164,596)
Remington Outdoor Co. Inc., Litigation Units	68,931	—	—	68,931	—	—	—	—
Total Affiliated Securities (Value is 2.7% of Net Assets)					$9,479,331	$ —	$—	$(3,164,596)

aGross reduction was the result of various corporate actions.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Franklin Liberty Senior Loan ETF	248,000	50,000	—	298,000	$7,500,660	$70,683	$—	$(6,502)
Franklin Lower Tier Floating Rate Fund	3,405,364	—	—	3,405,364	32,589,334	701,004	—	(715,126)
Franklin Middle Tier Floating Rate Fund	3,457,562	—	—	3,457,562	32,501,078	565,608	—	(172,878)
Total Affiliated Securities					$72,591,072	$1,337,295	$—	$(894,506)
Franklin Lower Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.83%	36,766,806	22,783,548	(39,606,265)	19,944,089	$19,944,089	$86,022	$—	$—
Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.83%	37,776,194	16,061,306	(24,006,855)	29,830,645	$29,830,645	$175,095	$—	$—

|26

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$—	$11,274,785	[c]	$11,274,785
Forest Products	—	—	5,310,971		5,310,971
Oil & Gas Exploration & Production	—	3,724,249	—		3,724,249
All Other Equity Investments.	72,591,072	—	—		72,591,072
Corporate Bonds	—	7,828,031	—		7,828,031
Senior Floating Rate Interests:
Personal Products	—	—	11,379,172		11,379,172
All Other Senior Floating Rate Interests	—	1,287,901,946	—		1,287,901,946
Asset-Backed Securities.	—	258,816,111	—		258,816,111
Short Term Investments	51,252,359	214,320,074	—		265,572,433
Total Investments in Securities	$123,843,431	$1,772,590,411	$27,964,928		$1,924,398,770

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$404,639	$—		$404,639

Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$—	$26,880,316	[c]	$26,880,316
Forest Products	—	—	5,321,979		5,321,979
Corporate Bonds	—	5,664,209	—		5,664,209
Senior Floating Rate Interests:
Personal Products	—	—	65,612,757		65,612,757
All Other Senior Floating Rate Interests	—	259,163,793	—		259,163,793
Short Term Investments	19,944,089	—	—		19,944,089
Total Investments in Securities	$19,944,089	$264,828,002	$97,815,052		$382,587,143

|27

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$—	$9,479,331	[c]	$9,479,331
Forest Products	—	—	2,144,791		2,144,791
Corporate Bonds	—	6,711,747	—		6,711,747
Senior Floating Rate Interests	—	308,674,572	—		308,674,572
Short Term Investments	29,830,645	—	—		29,830,645
Total Investments in Securities	$29,830,645	$315,386,319	$11,624,122		$356,841,086

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at October 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets and liabilities for the three months ended October 31, 2018, is as follows:

									Net Change in
									Unrealized
									Appreciation
						Net	Net		(Depreciation)
	Balance at			Transfers		Realized	Unrealized	Balance	on Assets
	Beginning of			Into (Out of)	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period	Period End
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments[b]
Diversified Support Services	$15,038,779[c]	$ —	$—	$—	$ —	$—	$(3,763,994)	$11,274,785[c]	$(3,763,994)
Forest Products	5,140,480	—	—	—	—	—	170,491	5,310,971	170,491
Senior Floating Rate Interests
Personal Products	11,181,182	263,375	—	—	74,120	—	(139,505)	11,379,172	(139,505)
Total Investments in Securities	$31,360,441	$ 263,375	$—	$—	$ 74,120	$—	$(3,733,008)	$27,964,928	$(3,733,008)
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$(710)	$ —	$—	$—	$ —	$—	$ 710	$ —	$ —
Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Support Services	$35,854,089[c]	$ —	$—	$—	$ —	$—	$(8,973,773)	$26,880,316[c]	$(8,973,773)
Forest Products	5,151,135	—	—	—	—	—	170,844	5,321,979	170,844
Senior Floating Rate Interests
Personal Products	60,680,227	3,950,630	—	—	291,175	—	690,725	65,612,757	690,725
Total Investments in Securities	$101,685,451	$3,950,630	$—	$—	$291,175	$—	$(8,112,204)	$97,815,052	$(8,112,204)
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$(10,653)	$ —	$—	$—	$ —	$—	$ 10,653	$ —	$ —

|28

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

											Net Change in
											Unrealized
											Appreciation
							Net	Net			(Depreciation)
	Balance at				Transfers		Realized	Unrealized	Balance		on Assets
	Beginning of				Into (Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period		Period End

Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:
Equity Investments:
Diversified Support Services	$12,643,927	[c]	$—	$—	$—	$—	$—	$(3,164,596)	$9,479,331	[c]	$(3,164,596)
Forest Products	2,075,940		—	—	—	—	—	68,851	2,144,791		68,851
Total Investments in Securities	$14,719,867		$—	$—	$—	$—	$—	$(3,095,745)	$11,624,122		$(3,095,745)

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2018, are as follows:

Fair Value	Impact to Fair
at End of	Valuation	Amount/	Value if Input
Description	Period	Technique	Unobservable Inputs	Range	Increases[a]
Franklin Floating Rate Master Series:
Assets:
Investments in Securities:
Equity Investments:
Diversified Support	Discount for lack of
Services	$11,274,785	Discounted cash flow	marketability	20.0%	Decrease
Long-term revenue
growth rate	1.0%	Increase
Weighted average
cost of capital	12.8%	Decrease[b]
Consensus Pricing	Offered quotes	$8.00 - $10.00	Increase
Discount for lack of
Forest Products	5,310,971	Market Comparables	marketability	20.0%	Decrease[c]
EV/EBITDA multiple	5.4	x	Increase[c]
Senior Floating Rate Interests:
Personal Products	11,108,882	Discounted cash flow	Discount rate	12.1% - 13.1%	Decrease[c]
Free cash flow	$16.1	(mil)	Increase[b]
All other investments[d]	270,290	[e]
Total	$27,964,928
Franklin Lower Tier Floating Rate Fund:
Assets:
Investments in Securities:
Equity Investments:
Diversified Support	Discount for lack of
Services	$26,880,316	Discounted cash flow	marketability	20.0%	Decrease[f]
Long-term revenue
growth rate	1.0%	Increase[f]
Weighted average
cost of capital	12.8%	Decrease[b]

|29

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

	Fair Value					Impact to Fair
	at End of	Valuation		Amount/		Value if Input
Description	Period	Technique	Unobservable Inputs	Range		Increases[a]
		Consensus Pricing	Offered quotes	$8.00 - $10.00		Increase[f]
			Discount for lack of
Forest Products	5,321,979	Market Comparables	marketability	20.0%		Decrease[c]
			EV/EBITDA multiple	5.4	x	Increase[b]
Senior Floating Rate Interests:
Personal Products	65,612,757	Discounted cash flow	Discount rate	12.1% - 13.1%		Decrease[b]
			Free cash flow	$90.2	(mil)	Increase[b]
Total	$97,815,052
Franklin Middle Tier Floating Rate Fund:
Assets:
Investments in Securities:
Equity Investments:
Diversified Support			Discount for lack of
Services	$9,479,331	Discounted cash flow	marketability	20.0%		Decrease[f]
			Long-term revenue
			growth rate	1.0%		Increase[f]
			Weighted average
			cost of capital	12.8%		Decrease[b]
		Consensus Pricing	Offered quotes	$8.00 - $10.00		Increase[f]
			Discount for lack of
Forest Products	2,144,791	Market Comparables	marketability	20.0%		Decrease[c]
			EV/EBITDA multiple	5.4	x	Increase[b]
Total	$11,624,122

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cRepresents a significant impact to fair value but not net assets.
dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at October 31, 2018.
fRepresents a significant impact to net assets but not fair value.

Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|30

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Currency	Selected Portfolio
USD United States Dollar	CLO	Collateralized Loan Obligation
	ETF	Exchange Traded Fund
	FRN	Floating Rate Note
	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind
	TBD	To Be Determined

Index
CDX.NA.HY.Series number	CDX North America High Yield Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|31

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date December 27, 2018

By   /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 27, 2018